REVENUE - Revenue Disaggregation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 6,942	$ 5,709
Realized gain from derivative instruments	241	315
Unrealized loss from derivative instruments	(170)	(32)
Revenue from risk management and physical derivative contracts	71	283
Operating lease income	267	264
Shared service revenue and other	104	75
Revenue (Note 19)	7,384	6,331	[1]
Total for all joint ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other fee and commission income	58	63
Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,936	2,306
Realized gain from derivative instruments	0	0
Unrealized loss from derivative instruments	0	0
Revenue from risk management and physical derivative contracts	0	0
Operating lease income	223	225
Shared service revenue and other	26	11
Revenue (Note 19)	3,185	2,542
Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	294	393
Realized gain from derivative instruments	0	0
Unrealized loss from derivative instruments	0	0
Revenue from risk management and physical derivative contracts	0	0
Operating lease income	40	39
Shared service revenue and other	24	17
Revenue (Note 19)	358	449
Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,712	3,010
Realized gain from derivative instruments	241	315
Unrealized loss from derivative instruments	(170)	(32)
Revenue from risk management and physical derivative contracts	71	283
Operating lease income	4	0
Shared service revenue and other	9	0
Revenue (Note 19)	3,796	3,293
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Realized gain from derivative instruments	0	0
Unrealized loss from derivative instruments	0	0
Revenue from risk management and physical derivative contracts	0	0
Operating lease income	0	0
Shared service revenue and other	45	47
Revenue (Note 19)	45	47
Take-or-pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,636	2,089
Take-or-pay | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,422	1,816
Take-or-pay | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	209	273
Take-or-pay | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5	0
Take-or-pay | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Fee-for-service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	735	672
Fee-for-service | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	512	490
Fee-for-service | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85	120
Fee-for-service | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	138	62
Fee-for-service | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,571	2,948
Product sales | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2	0
Product sales | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product sales | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,569	2,948
Product sales | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies